Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay
V
ersus
P
er
f
or
m
anc
e
T
abl
e

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (2)	Summary Compensation Table Total for PEO (3)	Compensation Actually Paid to PEO (3)	Summary Compensation Table Total for PEO (4)	Compensation Actually Paid to PEO (4)

2022	$14,798,522	$11,330,664	$2,071,184	$1,951,681	$7,695,856	$(3,624,626)	Not a PEO	Not a PEO
2021	Not a PEO	Not a PEO	Not a PEO	Not a PEO	$11,479,855	$9,094,405	$7,227,002	$(3,903,431)
2020	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO	Not a PEO	$4,122,039	$14,718,158

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (5)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ millions)	Company-selected measure (Adjusted EBITDA) ($ millions) (7)
			Total Stockholder Return	Peer Group Total Stockholder Return (6)
2022	$2,688,029	$1,906,745	$32	$114	$(144)	$(48)
2021	$4,041,472	$2,553,526	$117	$126	$(8)	$(4)
2020	$972,616	$2,315,879	$184	$126	$4	$35

(1)	Reflects compensation for our Chief Executive Officer, Christopher Smith, who has served as our Principal Executive Officer (“PEO”) since August 15, 2022.
(2)	Reflects compensation for our Interim Chief Executive Officer, Lynn Tetrault, who served as our PEO from March 28, 2022 through August 14, 2022.
(3)	Reflects compensation for our Former Chief Executive Officer, Mark Mallon, who served as our PEO from April 19, 2021 through March 27, 2022.
(4)
Reflects compensation for our Former Chair of the Board and Chief Executive Officer, Douglas VanOort, who served as our PEO from January 1, 2021 through April 19, 2021 and for the full year ended December 31, 2020.

(5)
Reflects compensation for Kathryn McKenzie, Sharon Virag, Robert Shovlin, Douglas Brown, Lawrence Weiss in 2020, Kathryn McKenzie, George Cardoza, Halley Gilbert, Clive Morris in 2021 and Jeff Sherman, Bill Bonello, Warren Stone, Vishal Sikri, Dr. Shashikant Kulkarni in 2022, as shown in the Summary Compensation Table for each respective year.

(6)	Peer Group used for Total Stockholder Return comparisons reflects the Nasdaq Biotechnology Index.
(7)
We determined adjusted EBITDA, a
non-GAAP
measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid (“CAP”) to our PEO and
Non-PEO
Named Executive Officers in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Kathryn McKenzie, Sharon Virag, Robert Shovlin, Douglas Brown, Lawrence Weiss in 2020, Kathryn McKenzie, George Cardoza, Halley Gilbert, Clive Morris in 2021 and Jeff Sherman, Bill Bonello, Warren Stone, Vishal Sikri, Dr. Shashikant Kulkarni in 2022
Peer Group Issuers, Footnote [Text Block]	Peer Group used for Total Stockholder Return comparisons reflects the Nasdaq Biotechnology Index.
Adjustment To PEO Compensation, Footnote [Text Block]
To calculate the CAP for our PEOs and other Named Executive Officers the following adjustments were made to Summary Compensation Table total compensation:
Deductions and Additions to Summary Compensation Table Total

Year	Summary Compensation Table total	Deductions from Summary Compensation Table Total Pay	Additions to Summary Compensation Table Total Pay	Compensation Actually Paid

Chief Executive Officer serving as PEO - Christopher Smith

2022	$14,798,522	$11,850,000	$8,382,142	$11,330,664

Interim Chief Executive Officer serving as PEO - Lynn Tetrault

2022	$2,071,184	$180,000	$60,497	$1,951,681

Former Chief Executive Officer serving as PEO - Mark Mallon

2022	$7,695,856	$5,947,510	$(5,372,972)	$(3,624,626)

2021	$11,479,855	$10,500,000	$8,114,550	$9,094,405

Chief Executive Officer serving as PEO - Douglas VanOort

2021	$7,227,002	$6,577,675	$(4,552,758)	$(3,903,431)

2020	$4,122,039	$3,000,000	$13,596,119	$14,718,158

Average for other Named Executive Officers indicated above

2022	$2,688,029	$1,981,553	$1,200,269	$1,906,745

2021	$4,041,472	$3,350,000	$1,862,054	$2,553,526

2020	$972,616	$469,900	$1,813,164	$2,315,879

Detailed Equity Additions to Summary
C
ompensation
T
abl
e

Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	Total Equity Adjustments Reflect in Compensation Actually Paid

Chief Executive Officer serving as PEO - Christopher Smith

2022	$8,382,142	$—	$—	$—	$—	$—	$8,382,142

Interim Chief Executive Officer serving as PEO - Lynn Tetrault

2022	$210,599	$—	$(150,102)	$—	$—	$—	$60,497

Former Chief Executive Officer serving as PEO - Mark Mallon

2022	$—	$—	$—	$2,741,578	$(8,114,550)	$—	$(5,372,972)

2021	$8,114,550	$—	$—	$—	$—	$—	$8,114,550

Chief Executive Officer serving as PEO - Douglas VanOort

2021	$—	$—	$(4,381,981)	$11,265,258	$(11,436,035)	$—	$(4,552,758)

2020	$8,485,218	$9,145,571	$(4,034,670)	$—	$—	$—	$13,596,119

Average for other Named Executive Officers indicated above

2022	$1,458,012	$—	$(100,428)	$103,249	$(260,563)	$—	$1,200,269

2021	$2,720,213	$(488,131)	$(370,028)	$—	$—	$—	$1,862,054

2020	$1,329,346	$970,205	$(486,387)	$—	$—	$—	$1,813,164

Non-PEO NEO Average Total Compensation Amount	$ 2,688,029	$ 4,041,472	$ 972,616
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,906,745	2,553,526	2,315,879
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate the CAP for our PEOs and other Named Executive Officers the following adjustments were made to Summary Compensation Table total compensation:
Deductions and Additions to Summary Compensation Table Total

Year	Summary Compensation Table total	Deductions from Summary Compensation Table Total Pay	Additions to Summary Compensation Table Total Pay	Compensation Actually Paid

Chief Executive Officer serving as PEO - Christopher Smith

2022	$14,798,522	$11,850,000	$8,382,142	$11,330,664

Interim Chief Executive Officer serving as PEO - Lynn Tetrault

2022	$2,071,184	$180,000	$60,497	$1,951,681

Former Chief Executive Officer serving as PEO - Mark Mallon

2022	$7,695,856	$5,947,510	$(5,372,972)	$(3,624,626)

2021	$11,479,855	$10,500,000	$8,114,550	$9,094,405

Chief Executive Officer serving as PEO - Douglas VanOort

2021	$7,227,002	$6,577,675	$(4,552,758)	$(3,903,431)

2020	$4,122,039	$3,000,000	$13,596,119	$14,718,158

Average for other Named Executive Officers indicated above

2022	$2,688,029	$1,981,553	$1,200,269	$1,906,745

2021	$4,041,472	$3,350,000	$1,862,054	$2,553,526

2020	$972,616	$469,900	$1,813,164	$2,315,879

Detailed Equity Additions to Summary
C
ompensation
T
abl
e

Year	Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	Total Equity Adjustments Reflect in Compensation Actually Paid

Chief Executive Officer serving as PEO - Christopher Smith

2022	$8,382,142	$—	$—	$—	$—	$—	$8,382,142

Interim Chief Executive Officer serving as PEO - Lynn Tetrault

2022	$210,599	$—	$(150,102)	$—	$—	$—	$60,497

Former Chief Executive Officer serving as PEO - Mark Mallon

2022	$—	$—	$—	$2,741,578	$(8,114,550)	$—	$(5,372,972)

2021	$8,114,550	$—	$—	$—	$—	$—	$8,114,550

Chief Executive Officer serving as PEO - Douglas VanOort

2021	$—	$—	$(4,381,981)	$11,265,258	$(11,436,035)	$—	$(4,552,758)

2020	$8,485,218	$9,145,571	$(4,034,670)	$—	$—	$—	$13,596,119

Average for other Named Executive Officers indicated above

2022	$1,458,012	$—	$(100,428)	$103,249	$(260,563)	$—	$1,200,269

2021	$2,720,213	$(488,131)	$(370,028)	$—	$—	$—	$1,862,054

2020	$1,329,346	$970,205	$(486,387)	$—	$—	$—	$1,813,164

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Company Performance Measures
The following table alphabetically lists the measures we believe are most
important in linking compensation actually paid to company performance during 2022:

Adjusted EBITDA

Revenue

Total Shareholder Return Amount	$ 32	117	184
Peer Group Total Shareholder Return Amount	114	126	126
Net Income (Loss)	$ (144,000,000)	$ (8,000,000)	$ 4,000,000
Company Selected Measure Amount	(48,000,000)	(4,000,000)	35,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	We determined adjusted EBITDA, a
non-GAAP
measure, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid (“CAP”) to our PEO and
Non-PEO
	Named Executive Officers in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Christopher Smith [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 14,798,522
PEO Actually Paid Compensation Amount	$ 11,330,664
PEO Name	Christopher Smith
Lynn Tetrault [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,071,184
PEO Actually Paid Compensation Amount	$ 1,951,681
PEO Name	Lynn Tetrault
Mark W. Mallon [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,695,856	$ 11,479,855
PEO Actually Paid Compensation Amount	$ (3,624,626)	9,094,405
PEO Name	Mark Mallon
Douglas M. VanOort [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		7,227,002	$ 4,122,039
PEO Actually Paid Compensation Amount		(3,903,431)	14,718,158
PEO Name	Douglas VanOort
PEO [Member] | Christopher Smith [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,850,000)
PEO [Member] | Christopher Smith [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,382,142
PEO [Member] | Christopher Smith [Member] | Fair Value at Fiscal Year End of Equity Awards Granted During the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,382,142
PEO [Member] | Christopher Smith [Member] | Total Equity Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,382,142
PEO [Member] | Lynn Tetrault [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(180,000)
PEO [Member] | Lynn Tetrault [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,497
PEO [Member] | Lynn Tetrault [Member] | Fair Value at Fiscal Year End of Equity Awards Granted During the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	210,599
PEO [Member] | Lynn Tetrault [Member] | Fair Value at FY End Versus Prior FY End for Awards Granted in Prior FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(150,102)
PEO [Member] | Lynn Tetrault [Member] | Total Equity Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,497
PEO [Member] | Mark W. Mallon [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,947,510)	(10,500,000)
PEO [Member] | Mark W. Mallon [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,372,972)	8,114,550
PEO [Member] | Mark W. Mallon [Member] | Fair Value at Fiscal Year End of Equity Awards Granted During the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,114,550
PEO [Member] | Mark W. Mallon [Member] | Fair Value at Vesting Date Versus Prior FY End for Awards Granted in Prior FY that Vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,741,578
PEO [Member] | Mark W. Mallon [Member] | Fair Value at the Prior FY End for Awards Granted in Prior FY that Failed to meet their Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,114,550)
PEO [Member] | Mark W. Mallon [Member] | Total Equity Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,372,972)	8,114,550
PEO [Member] | Douglas M. VanOort [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,577,675)	(3,000,000)
PEO [Member] | Douglas M. VanOort [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,552,758)	13,596,119
PEO [Member] | Douglas M. VanOort [Member] | Fair Value at Fiscal Year End of Equity Awards Granted During the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,485,218
PEO [Member] | Douglas M. VanOort [Member] | Fair Value at Vesting Date, of Equity Awards Granted during the FY that Vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,145,571
PEO [Member] | Douglas M. VanOort [Member] | Fair Value at FY End Versus Prior FY End for Awards Granted in Prior FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,381,981)	(4,034,670)
PEO [Member] | Douglas M. VanOort [Member] | Fair Value at Vesting Date Versus Prior FY End for Awards Granted in Prior FY that Vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,265,258
PEO [Member] | Douglas M. VanOort [Member] | Fair Value at the Prior FY End for Awards Granted in Prior FY that Failed to meet their Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,436,035)
PEO [Member] | Douglas M. VanOort [Member] | Total Equity Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,552,758)	13,596,119
Non-PEO NEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,981,553)	(3,350,000)	(469,900)
Non-PEO NEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,200,269	1,862,054	1,813,164
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Equity Awards Granted During the FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,458,012	2,720,213	1,329,346
Non-PEO NEO [Member] | Fair Value at Vesting Date, of Equity Awards Granted during the FY that Vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(488,131)	970,205
Non-PEO NEO [Member] | Fair Value at FY End Versus Prior FY End for Awards Granted in Prior FY that Remained Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(100,428)	(370,028)	(486,387)
Non-PEO NEO [Member] | Fair Value at Vesting Date Versus Prior FY End for Awards Granted in Prior FY that Vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	103,249
Non-PEO NEO [Member] | Fair Value at the Prior FY End for Awards Granted in Prior FY that Failed to meet their Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(260,563)
Non-PEO NEO [Member] | Total Equity Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,200,269	$ 1,862,054	$ 1,813,164